The Nature of Expenses - Summary of Depreciation of Property, Plant and Equipment and Right-of-use (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 1,467,313	$ 1,257,626	$ 869,702
Recognized in Cost of Revenues
Disclosure of attribution of expenses by nature to their function [line items]
Total	364,278	342,599	287,788
Recognized in Operating Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 1,103,035	$ 915,027	$ 581,914